Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 297,631	$ 334,582
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	241,617	282,830
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. Large-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	62,243	78,076
U.S. Large-Cap [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	62,243	78,076
U.S. Large-Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. Large-Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. Small/Mid-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	15,739	19,952
U.S. Small/Mid-Cap [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	15,739	19,952
U.S. Small/Mid-Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. Small/Mid-Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
World Equity Ex-US [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	54,994	67,835
World Equity Ex-US [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	54,994	67,835
World Equity Ex-US [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
World Equity Ex-US [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Long Duration Bonds Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	91,278
Long Duration Bonds Fund [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	91,278
Long Duration Bonds Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0
Long Duration Bonds Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0
Short Duration Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		98,421
Short Duration Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		98,421
Short Duration Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Short Duration Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,440	9,419
High Yield Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,440	9,419
High Yield Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
High Yield Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Emerging Market Fixed income (Non-US) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,923	9,127
Emerging Market Fixed income (Non-US) [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,923	9,127
Emerging Market Fixed income (Non-US) [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Emerging Market Fixed income (Non-US) [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Hedge Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18,062	17,121
Core Property Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	37,559	34,486
Income Earned but not yet Received [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 393	$ 145